Schedule of other receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Employee advance and others	$ 1,711	$ 2,687
Allowance for credit losses
Total other receivables	$ 1,711	$ 2,687